SHORT TERM NOTES, CONVERTIBLE DEBT, AND DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent					$ 0
Diligence and legal costs	$ 296,313
Issuance of debt discount	320,561
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 1,437,500
Proceeds from secured notes payable			$ 1,250,000
Amortization of debt discount				$ 497,763
Series B Notes Payable [Member]
Debt Instrument [Line Items]
Issuing unsecured senior notes		$ 862,500
Maturity date		Sep. 01, 2024
Cash proceeds		$ 750,000
Original issue discount, percentage		15.00%
Annual rate percentage		8.00%
Series C Notes Payable [Member]
Debt Instrument [Line Items]
Issuing unsecured senior notes	$ 294,118
Maturity date	Apr. 19, 2024
Cash proceeds	$ 250,000
Original issue discount, percentage	15.00%
Annual rate percentage	8.00%